Accounts Payable	12 Months Ended
Aug. 31, 2013
Notes to Financial Statements
Note 2 - Accounts Payable

At August 31, 2013, accounts payable totaling $122,356 consisted of $42,539 of professional services, $70,327 related to R&D and $9,490 of trade payables.

At August 31, 2012, accounts payable totaling $63,403 consisted of $24,863 of professional services and $38,540 of trade payables. Accrued liabilities consisted of $26,231 of accrued interest on the Company’s $1,000,000 outstanding Bridge Loan dated April 17, 2012.